Equity share capital and share premium (Details Narrative)	12 Months Ended
	Mar. 31, 2026 $ / shares shares	Mar. 31, 2026 $ / shares ₨ / shares shares	Mar. 31, 2025 shares	Mar. 31, 2024 ₨ / shares shares
IfrsStatementLineItems [Line Items]
Nominal value | ₨ / shares				₨ 142
Class F Share [member]
IfrsStatementLineItems [Line Items]
Nominal value | $ / shares	$ 1.00001	$ 1.00001
Share based compensation equity instruments [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	1,844	1,844	1,844	1,844
Exercise price equity instruments | (per share)	$ 5.42	$ 445.81